Financial Liabilities at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Current financial liabilities at fair value through profit or loss [abstract]
Summary of Financial Liabilities At Fair Value Through Profit Or Loss
20.1 Details of financial liabilities at fair value through profit or loss and financial liabilities designated at fair value through profit or loss as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Financial liabilities at fair value through profit or loss
Borrowed securities sold	￦	2,826,885	￦	2,102,537
Others		112,699		90,673

		2,939,584		2,193,210

Financial liabilities designated at fair value through profit or loss
Derivative-linked securities		9,149,396		10,078,394

		9,149,396		10,078,394

	￦	12,088,980	￦	12,271,604

Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory
20.2 Difference between the amount contractually required to pay at maturity and carrying amount of financial liabilities designated at fair value through profit or loss as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Amount contractually required to pay at maturity	￦	8,957,602	￦	9,973,340
Carrying amount		9,149,396		10,078,394

Difference	￦	(191,794)	￦	(105,054)